Earnings Per Common Share (EPS) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted:
Income from continuing operations	$ 637	$ 1,250	$ 1,339	$ 1,256	$ 1,192	$ 1,235	$ 1,295	$ 1,177	$ 4,482	$ 4,899	$ 4,057
Earnings allocated to participating share awards	(7)	(14)	(14)	(14)	(14)	(15)	(15)	(14)	(49)	(58)	(51)
Income from discontinued operations	0	0	0	0	0	0	36	0	0	36	0
Net income attributable to common shareholders									4,433	4,877	4,006
Denominator:
Basic: Weighted-average common stock									1,135	1,178	1,188
Add: Weighted-average stock options									6	6	7
Diluted									1,141	1,184	1,195
Basic EPS:
Income from continuing operations attributable to common shareholders	$ 0.57	$ 1.10	$ 1.16	$ 1.07	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 3.91	$ 4.11	$ 3.37
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 0.57	$ 1.10	$ 1.16	$ 1.07	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 3.91	$ 4.14	$ 3.37
Diluted EPS:
Income from continuing operations attributable to common shareholders	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 3.89	$ 4.09	$ 3.35
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 1.01	$ 1.03	$ 1.10	$ 0.97	$ 3.89	$ 4.12	$ 3.35
Earnings Per Common Share (Textuals) [Abstract]
Subordinated debentures	$ 750				$ 750				$ 750	$ 750	$ 750
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per Share, amount									8	19	36